Intangible Assets	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Intangible assets

6	Intangible assets

	Platform development costs	Software	Total
	US$’000	US$’000	US$’000
Cost
At 1 January 2017	2,280	884	3,164
Additions	288	50	338
Currency translation difference	99	38	137
At 31 December 2017	2,667	972	3,639
Additions	224	–	224
Currency translation difference	(46)	(16)	(62)
At 31 December 2018	2,845	956	3,801

Accumulated amortization
At 1 January 2017	1,005	533	1,538
Amortization of the year	452	138	590
Currency translation difference	56	26	82
At 31 December 2017	1,513	697	2,210
Amortization of the year	442	138	580
Currency translation difference	(34)	(16)	(50)
At 31 December 2018	1,921	819	2,740

Carrying amounts
At 1 January 2017	1,275	351	1,626
At 31 December 2017	1,154	275	1,429
At 31 December 2018	924	137	1,061

Other than the platform development costs capitalized, research and development costs of US$3,038,000 that are not eligible for capitalization have been expensed as incurred and recognized in technology and content expenses (31/12/2017: US$3,958,000; 31/12/2016: US$4,195,000). Amortization of intangible assets of US$580,000 (31/12/2017: US$590,000; 31/12/2016: US$580,000) is recognized in technology and content expenses in the consolidated statements of profit or loss.